FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the assets and liabilities measured at fair value on a recurring basis:

	June 30, 2014
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Assets:
U.S. Government agencies and sponsored enterprises obligations	$—	$80,098	$—	$80,098
U.S. Government agencies and sponsored enterprises mortgage-backed securities	—	579,042	—	579,042
State and municipal obligations	—	2,237	—	2,237
Asset-backed securities	—	446,636	—	446,636
Corporate bonds and other debt securities	—	551,251	—	551,251
Preferred stocks	32,211	33,227	—	65,438
Derivative assets—Interest rate contracts	—	8,607	—	8,607

Total	$32,211	$1,701,098	$—	$1,733,309

Liabilities:
Derivative liabilities—Interest rate contracts	$—	$8,607	$—	$8,607
Clawback liability	—	—	12,525	12,525
EAAs	—	—	1,814	1,814

Total	$—	$8,607	$14,339	$22,946

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Assets:
U.S. Government agencies and sponsored enterprises obligations	$—	$51,155	$—	$51,155
U.S. Government agencies and sponsored enterprises mortgage-backed securities	—	241,638	—	241,638
State and municipal obligations	—	2,124	—	2,124
Asset-backed securities	—	387,965	—	387,965
Corporate bonds and other debt securities	—	379,225	—	379,225
Preferred stocks	47,113	36,551	—	83,664
Derivative assets—Interest rate contracts	—	2,660	—	2,660

Total	$47,113	$1,101,318	$—	$1,148,431

Liabilities:
Derivative liabilities—Interest rate contracts	$—	$2,660	$—	$2,660
Clawback liability	—	—	11,753	11,753
EAAs	—	—	1,114	1,114

Total	$—	$2,660	$12,867	$15,527

The following table presents the assets and liabilities measured at fair value on a recurring basis at December 31, 2013 and December 31, 2012, respectively, utilizing the hierarchy discussed above (in thousands):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government agencies and sponsored enterprises obligations	$—	$51,155	$—	$51,155
U.S. Government agencies and sponsored enterprises mortgage-backed securities	—	241,638	—	241,638
State and municipal obligations	—	2,124	—	2,124
Asset-backed securities	—	387,965	—	387,965
Corporate bonds and other securities	—	379,225	—	379,225
Preferred stocks	47,113	36,551	—	83,664
Derivative assets—Interest rate contracts	—	2,660	—	2,660

Total	$47,113	$1,101,318	$—	$1,148,431

Liabilities:
Derivative liabilities—Interest rate contracts	—	2,660	—	2,660
Clawback liability	—	—	11,753	11,753
EAAs	—	—	1,114	1,114

Total	$—	$2,660	$12,867	$15,527

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government agencies and sponsored enterprises obligations	$—	$146,692	$—	$146,692
U.S. Government agencies and sponsored enterprises mortgage-backed securities	—	294,785	—	294,785
State and municipal obligations	—	2,790	—	2,790
Asset-backed securities	—	619,412	—	619,412
Corporate bonds and other securities	—	410,735	—	410,735

Total	$—	$1,474,414	$—	$1,474,414

Liabilities:
Clawback liability	—	—	11,966	11,966
VAIs and EAAs	—	—	1,235	1,235

Total	$—	$—	$13,201	$13,201

Schedule of Changes in Fair Value of Liabilities Measured at Fair Value on Recurring Basis and Classified in Level 3 of Fair Value Hierarchy for Periods Presented

The following tables reconcile changes in the fair value of liabilities measured at fair value on a recurring basis and classified in level 3 of the fair value hierarchy for the periods presented:

	Three Months Ended June 30,
	2014		2013
	Clawback Liability	EAAs	Clawback Liability	VAIs and EAAs
	(Dollars in thousands)
Balance at beginning of period	$12,060	$1,362	$12,038	$1,489
Losses (gains) included in other noninterest expenses	465	452	832	10
Final VAI settlement on SSCB	—	—	—	—
Final VAI settlement on FNBCF	—	—	—	(281)

Balance at end of period	$12,525	$1,814	$12,870	$1,218

	Six Months Ended June 30,
	2014		2013
	Clawback Liability	EAAs	Clawback Liability	VAIs and EAAs
	(Dollars in thousands)
Balance at beginning of period	$11,753	$1,114	$11,966	$1,235
Losses (gains) included in other noninterest expenses	772	700	904	316
Final VAI settlement on SSCB	—	—	—	(52)
Final VAI settlement on FNBCF	—	—	—	(281)

Balance at end of period	$12,525	$1,814	$12,870	$1,218

The following summarizes the changes in fair value of liabilities measured at fair value on a recurring basis and classified in level 3 of the fair value hierarchy for the years ended December 31, 2013 and December 31, 2012 (in thousands):

	2013		2012
	Clawback Liability	VAIs and EAAs	Clawback Liability	VAIs and EAAs
Balance, beginning of year	$11,966	$1,235	$11,439	$1,054
Losses (gains) included in other non-interest expenses	(213)	482	527	321
Final VAI settlement on Peninsula Bank	—	—	—	(140)
Final VAI settlement on SSCB	—	(52)	—	—
Final VAI settlement on FNBCF	—	(281)	—	—
Final VAI settlement on FPB	—	(270)	—	—

Balance, end of year	$11,753	$1,114	$11,966	$1,235

Summary of Fair Value Measurements Related to Collateral Dependent Impaired Loans and OREO are Classified within Level 3 of the Fair Value Hierarchy

The following tables provide information about certain financial assets measured at fair value on a nonrecurring basis:

	June 30, 2014	December 31, 2013
	(Dollars in thousands)
Assets that are still held (Level 3):
Impaired loans	$4,850	$5,709
Foreclosed real estate	80,988	34,682

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(Dollars in thousands)
Negative valuation adjustments:
Impaired loans	$—	$—	$—	$271
Foreclosed real estate	287	1,962	732	2,907

Schedule of Carrying Amounts and Estimated Fair Values, as well as the Level within the Fair Value Hierarchy

The carrying amounts and estimated fair values, as well as the level within the fair value hierarchy, of the Company’s financial instruments are as follows:

June 30, 2014	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$130,610	$130,610	$130,610	$—	$—
Investment securities	1,724,702	1,724,702	32,211	1,692,491	—
FHLB and other bank stock	56,328	56,328	—	56,328	—
Loans, net	3,245,768	3,286,257	—	—	3,286,257
Loans held for sale	1,492	1,492	—	1,492	—
Loss share indemnification asset	74,853	43,014	—	—	43,014
Due from FDIC	969	969	—	969	—
Bank-owned life insurance	117,113	117,113	—	117,113	—
Derivative assets—Interest rate contracts	8,607	8,607	—	8,607	—

Financial Liabilities:
Deposits	3,958,266	3,960,271	—	3,960,271	—
Advances from the FHLB and other borrowings	855,300	855,670	—	855,670	—
Derivative liabilities—Interest rate contracts	8,607	8,607	—	8,607	—
Clawback liability	12,525	12,525	—	—	12,525
EAAs	1,814	1,814	—	—	1,814

December 31, 2013	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$239,217	$239,217	$239,217	$—	$—
Investment securities	1,146,136	1,146,135	47,113	1,099,022	—
FHLB and other bank stock	36,187	36,187	—	36,187	—
Loans, net	2,244,051	2,290,564	—	—	2,290,564
Loss share indemnification asset	87,229	53,157	—	—	53,157
Due from FDIC	3,659	3,659	—	3,659	—
Bank-owned life insurance	75,257	75,257	—	75,257	—
Derivative assets—Interest rate contracts	2,660	2,660	—	2,660	—

Financial Liabilities:
Deposits	2,793,533	2,797,081	—	2,797,081	—
Advances from the FHLB and other borrowings	435,866	438,493	—	438,493	—
Derivative liabilities—Interest rate contracts	2,660	2,660	—	2,660	—
Clawback liability	11,753	11,753	—	—	11,753
EAAs	1,114	1,114	—	—	1,114

The following table presents the carrying value and fair value of financial instruments as of December 31, 2013 and December 31, 2012 (in thousands):

	December 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and cash equivalents	$239,217	$239,217	$96,220	$96,220
Investments securities	1,182,323	1,182,322	1,505,112	1,505,109
Loans, net	2,244,051	2,290,564	1,342,365	1,427,265
Loss share indemnification asset	87,229	53,157	125,949	81,272
Due from FDIC	3,659	3,659	14,657	14,657
Derivative assets—Interest rate contracts	2,660	2,660	—	—

Financial Liabilities:
Deposits	$2,793,533	$2,797,081	$2,190,340	$2,195,489
Advances from the Federal Home Loan Bank	431,013	433,640	271,642	277,308
Derivative liabilities—Interest rate contracts	2,660	2,660	—	—
Clawback liability	11,753	11,753	11,966	11,966
EAAs	1,114	1,114	1,006	1,006
VAIs	—	—	229	229